Subsequent Events (Details)								1 Months Ended		12 Months Ended
	Jan. 01, 2018 CNY (¥) m²	Feb. 10, 2017 USD ($)	Jan. 06, 2017 CNY (¥) m²	Nov. 11, 2014 CNY (¥)	Apr. 25, 2014 CNY (¥) m²	Jul. 28, 2009 CNY (¥) m²	Mar. 16, 2009 CNY (¥) m²	Mar. 16, 2018 USD ($) m²	Mar. 16, 2018 CNY (¥) m²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 21, 2018 USD ($)	Mar. 21, 2018 CNY (¥)	Feb. 02, 2018 USD ($)	Feb. 02, 2018 CNY (¥)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 CNY (¥)	Jan. 13, 2018	Aug. 08, 2016	Feb. 21, 2016
Subsequent Events (Textual)
Percentage of effective ownership																				100.00%	100.00%
Lease agreement, space			12,549		53.75	13,305	5,310
Lease agreement, description			The lease agreement was early terminated in March, 2018 and the Company was exempted from the lease payment for the period from January, 2018 to March, 2018.	The renewed lease is valid until December 17, 2016 and the Company ceased to renew the lease after its expiration.
Annual lease payments		$ 130,738	¥ 365,356	¥ 40,000	¥ 39,696	¥ 100,000	¥ 230,000
Repaid loans to related party | $										$ 1,767,391	$ 3,310,849	$ 56
Rongfeng Cui [Member]
Subsequent Events (Textual)
Repaid loans to related party | $										$ 1,092,138	$ 1,203,819	$ 0
Subsequent Events [Member] | Shandong Tide Food Co Ltd [Member]
Subsequent Events (Textual)
Percentage of effective ownership																			37.00%
Subsequent Events [Member] | Qingdao [Member]
Subsequent Events (Textual)
Lease agreement, space								6,000	6,000
Lease agreement, description								The lease is valid from March 16, 2018 to March 15, 2021. The lease payment is RMB540,000 (approximately $80,000) for the year ended March 15, 2019, RMB570,000 (approximately $84,000) for the year ended March 15, 2020 and RMB600,000 (approximately $89,000) for the year ended March 15, 2021.	The lease is valid from March 16, 2018 to March 15, 2021. The lease payment is RMB540,000 (approximately $80,000) for the year ended March 15, 2019, RMB570,000 (approximately $84,000) for the year ended March 15, 2020 and RMB600,000 (approximately $89,000) for the year ended March 15, 2021.
Subsequent Events [Member] | Liujiayi Pet Technology (Beijing) Co., Ltd. [Member]
Subsequent Events (Textual)
Percentage of effective ownership															10.00%	10.00%
Paid to shareholders															$ 79,436	¥ 500,000
Subsequent Events [Member] | Individual [Member]
Subsequent Events (Textual)
Borrowed amount																	$ 464,579	¥ 3,000,000
Short-term bank loans annual interest rate																	3.00%	3.00%
Subsequent Events [Member] | Postal Savings Bank [Member]
Subsequent Events (Textual)
Borrowed amount													$ 307,390	¥ 2,000,000
Short-term bank loans annual interest rate													6.96%	6.96%
Repaid loans to related party								$ 307,390	¥ 2,000,000
Subsequent Events [Member] | Lease Agreement [Member] | Rongfeng Cui [Member]
Subsequent Events (Textual)
Lease agreement, space	136.8
Lease agreement, description	The lease starts from January 1, 2018 with a term of three years. The annual lease payment is RMB66,000 (approximately $10,000) and will increase at 6% each year starting from 2019.
Annual lease payments | ¥	¥ 66,000,000
Subsequent Events [Member] | Lease Agreement One [Member] | Rongfeng Cui [Member]
Subsequent Events (Textual)
Lease agreement, space	133.19
Lease agreement, description	The lease starts from January 1, 2018 with a term of three years. The lease payment is RMB190,000 (approximately $28,000) and will increase at 6% each year starting from 2019.
Annual lease payments | ¥	¥ 190,000
Subsequent Events [Member] | Lease Agreement Two [Member] | Rongfeng Cui [Member]
Subsequent Events (Textual)
Lease agreement, space	406.97
Lease agreement, description	The lease starts from January 1, 2018 with a term of three years. The annual lease payment is RMB190,800 (approximately $28,000) and will increase at 6% each year starting from 2019.
Annual lease payments | ¥	¥ 190,800
Subsequent Events [Member] | Lease Agreement Three [Member] | Rongfeng Cui [Member]
Subsequent Events (Textual)
Lease agreement, space	2,000
Lease agreement, description	The lease starts from January 1, 2018 with a term of three years. The annual lease payment is RMB160,000 (approximately $24,000) and will increase 6% each year starting from 2019.
Annual lease payments | ¥	¥ 160,000
Subsequent Events [Member] | Lease Payment First Year [Member] | Qingdao [Member]
Subsequent Events (Textual)
Annual lease payments								80,000	540,000
Subsequent Events [Member] | Lease Payment Second Year [Member] | Qingdao [Member]
Subsequent Events (Textual)
Annual lease payments								84,000	570,000
Subsequent Events [Member] | Lease Payment Third Year [Member] | Qingdao [Member]
Subsequent Events (Textual)
Annual lease payments								$ 89,000	¥ 600,000